Fees Summary	Aug. 12, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 22,106,400
Previously Paid Amount	0
Total Fee Amount	3,384.49
Total Offset Amount	0
Net Fee	$ 3,384.49